ACCRUED AND OTHER LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED AND OTHER LIABILITIES

The components of accrued expenses and other liabilities were as follows:

	June 30,	December 31,
	2026	2025
Credit card payable	$11,609	$-
Insurance premiums	81,253	187,198
Payroll and employee-related liabilities	34,107	-
Professional fees	646,370	217,964
Other payable	13,592	296,682
Total accrued and other liabilities	$786,931	$701,844

	December 31,	December 31,
	2025 (Restated)	2024
Credit card payable	$-	$53,240
Insurance premium	187,198	-
Attorney fees payable	-	56,957
Audit fees payable	33,033	71,532
Other professional fees payable		24,682
Other payable	481,613	13,404
Total accrued expenses and other liabilities	$701,844	$219,815